Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (195,071)	$ (139,075)	$ (50,384)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	1,958	2,212	1,148
Comprehensive loss	$ (193,113)	$ (136,863)	$ (49,236)